CHAPMAN AND CUTLER LLP                                 111 WEST MONROE STREET
                                                      CHICAGO, ILLINOIS 60603


                                 February 28, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


         Re:                 First Trust Exchange-Traded Fund
                         (Registration Nos. 333-125751, 811-21774)
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Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 75 and under the Investment Company Act of 1940, as amended, Amendment No. 75 to the Registrant's registration statement on Form N-1A (the "Amendment"). The Amendment relates to First Trust Capital Strength ETF, First Trust CBOE S&P 500 VIX Tail Hedge Fund, First Trust Dow Jones Internet Index(SM) Fund, First Trust Dow Jones Select MicroCap Index(SM) Fund, First Trust ISE Chindia Index Fund, First Trust ISE-Revere Natural Gas Index Fund, First Trust ISE Water Index Fund, First Trust Morningstar Dividend Leaders Index Fund, First Trust NASDAQ-100 Equal Weighted Index(SM) Fund, First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund, First Trust NASDAQ-100-Technology Sector Index(SM) Fund, First Trust NASDAQ(R) ABA(R) Community Bank Index(SM) Fund, First Trust NASDAQ(R) Clean Edge(R) Green Energy Index(SM) Fund, First Trust NYSE Arca Biotechnology Index Fund, First Trust S&P REIT Index Fund, First Trust US IPO Index Fund, First Trust Value Line(R) 100 Exchange-Traded Fund, First Trust Value Line(R) Dividend Index Fund and First Trust Value Line(R) Equity Allocation Index Fund, each a series of the Registrant (collectively, the "Funds"). This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act in order to provide the Staff of the Securities and Exchange Commission an opportunity to review changes in the Funds' disclosure.

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.


                                        Very truly yours,

                                        CHAPMAN AND CUTLER LLP

                                        By: /s/ Morrison C. Warren
                                        ---------------------------------
                                            Morrison C. Warren

Enclosures